Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Global Equity VIP
	Shares	Value ($)

Common Stocks 99.5%
Argentina 2.3%
Globant SA*	2,720	564,699
MercadoLibre, Inc.*	100	147,214
(Cost $298,728)		711,913
Brazil 0.9%
Pagseguro Digital Ltd. "A"* (Cost $222,301)	5,800	268,540
Canada 4.8%
Agnico Eagle Mines Ltd.	4,650	268,816
Alimentation Couche-Tard, Inc. "B"	7,100	228,927
Brookfield Asset Management, Inc. "A"	22,840	1,015,959
(Cost $593,763)		1,513,702
China 6.8%
Alibaba Group Holding Ltd. (ADR)*	2,400	544,152
New Oriental Education & Technology Group, Inc. (ADR)*	16,600	232,400
Ping An Insurance (Group) Co. of China Ltd. "H"	41,500	498,001
Tencent Holdings Ltd.	11,200	890,683
(Cost $1,131,500)		2,165,236
Denmark 0.3%
Ambu A/S "B" (Cost $80,154)	2,000	94,277
France 4.3%
Arkema SA	1,310	158,766
Cie de Saint-Gobain*	5,400	319,264
LVMH Moet Hennessy Louis Vuitton SE	275	183,528
Schneider Electric SE	971	148,370
TOTAL SE	4,000	186,615
VINCI SA	3,450	353,827
(Cost $1,135,455)		1,350,370
Germany 5.3%
adidas AG*	485	151,534
Allianz SE (Registered)	1,900	484,053
Deutsche Boerse AG	3,650	607,348
Evonik Industries AG	5,530	195,695
Fresenius Medical Care AG & Co. KGaA	3,400	250,942
(Cost $1,292,951)		1,689,572
Ireland 2.6%
Experian PLC	11,041	380,372
Kerry Group PLC "A" (a)	3,451	432,203
Kerry Group PLC "A" (a)	49	6,169
(Cost $484,487)		818,744

Japan 3.1%
Kao Corp.	2,800	185,119
Keyence Corp.	1,200	547,139
SMC Corp.	435	253,285
(Cost $691,434)		985,543
Luxembourg 1.1%
Eurofins Scientific SE* (Cost $77,647)	3,600	344,898
Singapore 1.0%
DBS Group Holdings Ltd. (Cost $279,300)	15,200	326,736
Sweden 1.8%
Assa Abloy AB "B"	6,700	192,777
Spotify Technology SA* (b)	1,445	387,188
(Cost $343,592)		579,965
Switzerland 4.5%
Lonza Group AG (Registered)	1,524	854,273
Nestle SA (Registered)	5,185	577,995
(Cost $404,923)		1,432,268
United Kingdom 2.8%
Aon PLC "A" (b)	1,500	345,165
Halma PLC	7,500	245,439
Spirax-Sarco Engineering PLC	1,950	306,561
(Cost $291,985)		897,165
United States 57.9%
Activision Blizzard, Inc.	5,839	543,027
Alphabet, Inc. “A”*	450	928,134
Amazon.com, Inc.*	141	436,265
AMETEK, Inc.	4,195	535,827
Amphenol Corp. "A"	11,200	738,864
Apple, Inc.	4,620	564,333
Applied Materials, Inc.	5,750	768,200
AZEK Co., Inc.*	4,300	180,815
Becton, Dickinson & Co.	660	160,479
Certara, Inc.*	3,400	92,820
Danaher Corp.	4,980	1,120,898
DexCom, Inc.*	920	330,639
Ecolab, Inc.	2,280	488,080
EPAM Systems, Inc.*	1,800	714,042
Exact Sciences Corp.*	2,005	264,219
Fiserv, Inc.*	4,400	523,776
Generac Holdings, Inc.*	710	232,490
Hologic, Inc.*	3,500	260,330
Intuit, Inc.	1,050	402,213
iRhythm Technologies, Inc.*	810	112,477
Johnson & Johnson	1,000	164,350
JPMorgan Chase & Co.	4,550	692,646
MasterCard, Inc. "A"	1,740	619,527
Match Group, Inc.*	1,905	261,709
McDonald's Corp.	1,800	403,452
Microsoft Corp.	4,640	1,093,973
Mondelez International, Inc. "A"	6,170	361,130

NVIDIA Corp.	1,130	603,341
Oscar Health, Inc. "A"*	2,483	66,743
PPD, Inc.*	9,800	370,832
Progressive Corp.	8,611	823,298
Quidel Corp.*	955	122,173
RingCentral, Inc. "A"*	430	128,088
Schlumberger NV	6,700	182,173
ServiceNow, Inc.*	1,375	687,651
Terminix Global Holdings, Inc.*	8,100	386,127
TJX Companies, Inc.	4,731	312,956
T-Mobile U.S., Inc.*	3,500	438,515
Vroom, Inc.*	5,200	202,748
YETI Holdings, Inc.*	6,800	491,028
Zoetis, Inc.	3,260	513,385
(Cost $8,444,039)		18,323,773
Total Common Stocks (Cost $15,772,259)		31,502,702

Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 0.04% (c) (Cost $7,455)	7,455	7,455

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,779,714)	99.5	31,510,157
Other Assets and Liabilities, Net	0.5	153,214
Net Assets	100.0	31,663,371
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
117,216	—	117,216 (e)	—	—	1,351	—	—	—
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 0.04% (c)
302,262	1,180,587	1,475,394	—	—	36	—	7,455	7,455
419,478	1,180,587	1,592,610	—	—	1,387	—	7,455	7,455
*	Non-income producing security.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
ADR: American Depositary Receipt

At March 31, 2021 the DWS Global Equity VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Information Technology	8,469,825	27%
Health Care	5,056,992	16%
Financials	4,859,949	15%
Consumer Discretionary	3,491,404	11%
Communication Services	3,449,256	11%
Industrials	2,903,588	9%
Consumer Staples	1,791,543	6%
Materials	1,111,357	4%
Energy	368,788	1%
Total	31,502,702	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$711,913	$—	$—	$711,913
Brazil	268,540	—	—	268,540
Canada	1,513,702	—	—	1,513,702
China	776,552	1,388,684	—	2,165,236
Denmark	—	94,277	—	94,277
France	—	1,350,370	—	1,350,370
Germany	—	1,689,572	—	1,689,572
Ireland	—	818,744	—	818,744
Japan	—	985,543	—	985,543
Luxembourg	—	344,898	—	344,898
Singapore	—	326,736	—	326,736
Sweden	387,188	192,777	—	579,965
Switzerland	—	1,432,268	—	1,432,268
United Kingdom	345,165	552,000	—	897,165
United States	18,323,773	—	—	18,323,773
Short-Term Investments	7,455	—	—	7,455
Total	$22,334,288	$9,175,869	$—	$31,510,157
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GE-PH1
R-080548-1 (1/23)